UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-649

Fidelity Puritan Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Low-Priced Stock Fund

October 31, 2007

LPS-QTLY-1207

1.809099.103

Investments October 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 21.3%
Auto Components - 1.7%
American Axle & Manufacturing Holdings, Inc. (e)	5,016,300	$ 137,748
ArvinMeritor, Inc. (e)	6,817,827	101,108
Drew Industries, Inc. (a)	461,216	18,255
FCC Co. Ltd.	625,000	11,756
Federal Screw Works (e)	156,250	1,875
Halla Climate Control Co.	315,000	3,128
INZI Controls Co. Ltd. (e)	919,357	6,574
Johnson Controls, Inc.	6,600,000	288,552
Motonic Corp.	88,310	8,299
Murakami Corp. (e)	689,000	4,900
Musashi Seimitsu Industry Co. Ltd. (d)	200,000	6,453
Piolax, Inc. (e)	800,000	15,787
Samsung Climate Control Co. Ltd.	330,050	3,169
Sewon Precision Industries Co. Ltd.	49,860	2,776
Stoneridge, Inc. (a)	856,788	8,816
Strattec Security Corp. (e)	358,989	17,497
Tachi-S Co. Ltd. (d)	450,000	3,420
Yutaka Giken Co. Ltd.	560,900	16,062
		656,175
Automobiles - 0.0%
Glendale International Corp. (a)	370,300	1,079
Monaco Coach Corp.	884,809	10,264
		11,343
Distributors - 0.2%
Computerlinks AG	100,000	1,901
DXP Enterprises, Inc. (a)	25,000	1,186
Educational Development Corp. (e)	372,892	2,275
Goodfellow, Inc. (e)	771,700	12,300
Strongco Income Fund (e)	650,000	4,268
Uni-Select, Inc. (e)	1,151,800	37,511
		59,441
Diversified Consumer Services - 1.4%
Bright Horizons Family Solutions, Inc. (a)	20,000	776
Career Education Corp. (a)(e)	9,818,386	350,909
Clip Corp.	33,100	306
Corinthian Colleges, Inc. (a)	3,100,000	50,809
Johnan Academic Preparatory Institute, Inc.	100,000	188
Kyoshin Co. Ltd.	130,000	351
Matthews International Corp. Class A	800,000	36,456
Meiko Network Japan Co. Ltd.	250,000	1,436
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Shingakukai Co. Ltd.	200,000	$ 1,259
Shuei Yobiko Co. Ltd.	125,000	599
Steiner Leisure Ltd. (a)(e)	1,680,000	75,566
Take & Give Needs Co. Ltd. (d)	9,000	2,149
Up, Inc. (e)	780,000	4,754
Wao Corp.	100,000	290
		525,848
Hotels, Restaurants & Leisure - 2.8%
Applebee's International, Inc. (e)	7,500,000	190,050
ARK Restaurants Corp.	121,891	4,504
Brinker International, Inc. (e)	6,800,000	172,652
CEC Entertainment, Inc. (a)(e)	3,700,000	110,260
Chimney Co. Ltd.	89,600	1,515
Domino's Pizza, Inc.	1,375,000	21,230
Enterprise Inns PLC	200,000	2,620
Flanigan's Enterprises, Inc. (a)	55,100	485
Jack in the Box, Inc. (a)(e)	6,569,000	206,070
McCormick & Schmick's Seafood Restaurants (a)	339,400	5,763
Monarch Casino & Resort, Inc. (a)	869,274	26,591
Papa John's International, Inc. (a)(e)	2,987,000	69,597
Punch Taverns Ltd.	400,000	8,358
Ruby Tuesday, Inc. (e)	6,372,030	101,761
Ruth's Chris Steak House, Inc. (a)	1,058,027	13,373
Sonic Corp. (a)(e)	5,000,000	123,900
Sportscene Group, Inc. Class A (e)	406,500	6,776
St. Marc Holdings Co. Ltd.	100,000	4,948
		1,070,453
Household Durables - 3.6%
Abbey PLC (e)	3,400,000	35,713
Barratt Developments PLC (e)	23,900,099	324,224
Beazer Homes USA, Inc.	1,000,000	11,230
Bellway PLC (e)	7,500,000	167,623
Blyth, Inc. (e)	3,850,000	73,497
Centex Corp.	600,000	15,036
Chromcraft Revington, Inc. (a)(e)	957,300	4,930
Craftmade International, Inc. (e)	435,876	4,010
D.R. Horton, Inc. (d)(e)	31,347,552	397,800
Decorator Industries, Inc. (e)	243,515	1,400
Dominion Homes, Inc. (a)(d)(e)	796,100	1,266
Helen of Troy Ltd. (a)(e)	3,000,200	54,004
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Henry Boot PLC (e)	11,200,000	$ 51,111
Hovnanian Enterprises, Inc. Class A (a)(d)	6,220,550	70,728
HTL International Holdings Ltd. (e)	26,512,500	14,468
Lenox Group, Inc. (a)(d)(e)	1,373,200	5,575
Libbey, Inc. (d)(e)	1,222,500	21,993
M/I Homes, Inc. (d)(e)	1,730,000	28,718
Meritage Homes Corp. (a)(d)(e)	1,450,000	23,331
Ngai Lik Industrial Holdings Ltd. (e)	52,404,000	3,539
P&F Industries, Inc. Class A (a)(e)	316,150	3,689
Standard Pacific Corp. (d)(e)	4,167,050	20,002
Stanley Furniture Co., Inc. (e)	1,300,000	17,758
Techtronic Industries Co. Ltd.	18,000,000	19,452
Tempur-Pedic International, Inc. (d)	155,000	5,580
Toso Co. Ltd.	176,000	413
		1,377,090
Internet & Catalog Retail - 0.1%
Belluna Co. Ltd. (d)	1,000,000	10,371
Komplett ASA (e)	1,000,000	26,088
PetMed Express, Inc. (a)(e)	1,243,389	18,129
		54,588
Leisure Equipment & Products - 0.4%
Aldila, Inc.	12,200	222
Asia Optical Co., Inc.	1,633,167	5,697
JAKKS Pacific, Inc. (a)	1,100,000	29,150
Jumbo SA	1,320,120	47,700
Marine Products Corp. (d)(e)	3,882,300	31,796
MarineMax, Inc. (a)	890,100	12,675
Pool Corp. (d)	1,450,032	34,192
Trigano SA	100,000	5,240
		166,672
Media - 0.6%
Astral Media, Inc. Class A (non-vtg.)	490,000	23,374
Carrere Group (a)	55,000	1,175
Championship Auto Racing Teams, Inc. (a)(e)	1,471,600	0
Chime Communications PLC (e)	13,500,000	13,051
Cossette Communication Group, Inc. (sub. vtg.) (a)	499,700	6,557
E.W. Scripps Co. Class A	50,000	2,251
Getty Images, Inc. (a)	2,450,000	69,213
Johnston Press PLC	13,100,000	81,775
Saga Communications, Inc. Class A (a)	1,809,800	13,212
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
TVA Group, Inc. Class B (non-vtg.)	1,500,000	$ 22,797
Westwood One, Inc. (e)	5,053,774	10,815
		244,220
Multiline Retail - 2.1%
Daiwa Co. Ltd.	289,000	553
Don Quijote Co. Ltd. (d)	2,100,000	42,719
Gifi (a)(d)	60,064	4,786
Harvey Norman Holdings Ltd.	12,000,000	76,254
Kohl's Corp. (a)	400,000	21,988
Next PLC (e)	14,250,000	654,152
Thanks Japan Corp.	235,000	1,729
Tuesday Morning Corp.	1,049,600	7,998
		810,179
Specialty Retail - 5.3%
Aaron Rents, Inc.	110,000	2,330
Aeropostale, Inc. (a)	750,000	17,175
ARB Corp. Ltd.	500,000	2,030
AutoZone, Inc. (a)(d)	955,400	118,861
Bed Bath & Beyond, Inc. (a)(d)(e)	16,100,000	546,434
BMTC Group, Inc. Class A (sub. vtg.)	3,150,000	76,732
Bricorama SA (d)	29,006	2,374
Camaieu SA (a)	10,000	4,535
Charlotte Russe Holding, Inc. (a)	220,000	3,188
Chico's FAS, Inc. (a)	5,000	66
Clinton Cards PLC	4,400,000	6,221
Conn's, Inc. (a)(d)	542,060	13,860
Finlay Enterprises, Inc. (a)(e)	988,722	5,458
Footstar, Inc. (e)	2,016,000	9,959
French Connection Group PLC	1,000,000	3,347
Friedmans, Inc. Class A (a)(e)	1,500,000	0
Genesco, Inc. (a)	678,000	31,324
Glentel, Inc.	220,000	2,540
Group 1 Automotive, Inc.	900,000	27,945
Hot Topic, Inc. (a)(e)	2,500,009	19,150
Jos. A. Bank Clothiers, Inc. (a)(d)(e)	1,709,876	49,945
Le Chateau, Inc. Class A (sub. vtg.)	1,329,200	18,822
Lithia Motors, Inc. Class A (sub. vtg.) (d)	1,597,105	27,119
Lowe's Companies, Inc.	3,500,000	94,115
Monro Muffler Brake, Inc.	1,071,757	24,415
Monsoon PLC	3,950,000	34,656
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Mothers Work, Inc. (a)(e)	427,796	$ 6,862
Mr. Bricolage SA	299,961	10,039
Nishimatsuya Chain Co. Ltd. (d)	1,200,000	16,184
O'Reilly Automotive, Inc. (a)	10,000	330
Osim International Ltd.	8,000,000	3,447
Pacific Sunwear of California, Inc. (a)(e)	7,549,800	126,233
Pomeroy IT Solutions, Inc. (a)(e)	1,290,645	10,661
Rent-A-Center, Inc. (a)(d)	1,224,966	19,599
Rex Stores Corp. (a)(e)	1,400,000	24,892
Right On Co. Ltd. (d)	70,000	839
RONA, Inc. (a)	375,000	8,479
Ross Stores, Inc. (d)(e)	7,800,000	210,756
ScS Upholstery PLC (e)	2,438,000	9,479
Second Chance Properties Ltd.	3,500,000	1,083
Sincere Watch Ltd.	1,999,547	2,705
Sonic Automotive, Inc. Class A (sub. vtg.)	2,349,952	59,360
Staples, Inc.	11,128,924	259,749
The Cato Corp. Class A (sub. vtg.)	1,866,467	37,479
Topps Tiles PLC	2,000,000	8,368
USS Co. Ltd.	200,000	13,103
Williams-Sonoma, Inc.	2,300,000	72,312
		2,044,560
Textiles, Apparel & Luxury Goods - 3.1%
Bijou Brigitte Modische Accessoires AG	30,000	5,650
Billabong International Ltd.	1,000,000	14,122
Cherokee, Inc. (d)	271,584	10,347
Delta Apparel, Inc. (e)	859,700	14,013
Folli Follie SA	750,000	32,272
Fossil, Inc. (a)(d)(e)	6,300,000	236,628
Gildan Activewear, Inc. (a)(e)	8,400,000	384,770
Hampshire Group Ltd. (a)(e)	939,557	11,510
Handsome Co. Ltd.	1,250,000	19,839
Iconix Brand Group, Inc. (a)	224,968	5,141
Il Jeong Industrial Co. Ltd.	10,000	260
JLM Couture, Inc. (a)(e)	197,100	451
K-Swiss, Inc. Class A	2,667,763	62,426
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	1,211,100	22,611
Liz Claiborne, Inc. (e)	5,000,000	142,350
Marimekko Oyj	245,000	5,910
Movado Group, Inc.	700,000	21,063
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Quiksilver, Inc. (a)(d)(e)	8,533,498	$ 115,202
Rocky Brands, Inc. (a)(d)(e)	538,458	3,785
Ted Baker PLC	425,000	4,745
Timberland Co. Class A (a)	4,608,600	89,914
Van de Velde (d)	150,000	8,117
		1,211,126
TOTAL CONSUMER DISCRETIONARY		8,231,695
CONSUMER STAPLES - 7.5%
Beverages - 1.6%
Baron de Ley SA (a)	135,000	9,731
C&C Group PLC	1,600,000	12,796
Constellation Brands, Inc. Class A (sub. vtg.) (a)	16,000,000	401,920
Hansen Natural Corp. (a)(d)	2,000,000	136,000
Pepsi Bottling Group, Inc.	925,000	39,849
		600,296
Food & Staples Retailing - 3.9%
BJ's Wholesale Club, Inc. (a)(d)(e)	4,028,234	144,533
Cosmos Pharmaceutical Corp. (d)	270,000	4,205
CVS Caremark Corp.	4,500,000	187,965
Daikokutenbussan Co. Ltd.	260,000	1,963
Halows Co. Ltd.	56,900	331
Majestic Wine PLC	133,678	953
Metro, Inc. Class A (sub. vtg.) (e)	9,687,700	364,546
Ozeki Co. Ltd. (e)	760,000	19,304
President Chain Store Corp.	4,000,600	11,855
Safeway, Inc. (d)	20,500,100	697,003
San-A Co. Ltd.	100,000	3,180
Sligro Food Group NV	1,375,000	52,731
Sundrug Co. Ltd. (d)	900,000	21,341
Tsuruha Holdings, Inc.	55,000	1,901
Village Super Market, Inc. Class A	80,552	4,397
Welcia Kanto Co. Ltd.	64,990	1,909
Yaoko Co. Ltd.	360,000	9,366
		1,527,483
Food Products - 1.5%
American Italian Pasta Co. Class A (a)(d)(e)	1,843,000	16,569
Cagle's, Inc. Class A (a)(e)	326,792	3,317
Chiquita Brands International, Inc. (a)	1,010,010	18,938
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Food Empire Holdings Ltd.	13,010,000	$ 7,554
Fresh Del Monte Produce, Inc. (e)	5,793,800	210,199
Greggs PLC	70,000	7,287
IAWS Group PLC (Ireland)	3,650,000	85,932
Industrias Bachoco SA de CV sponsored ADR	2,515,000	66,648
Interstate Bakeries Corp. (a)	1,552,816	138
Kerry Group PLC Class A	700,000	20,967
Pacific Andes (Holdings) Ltd.	13,000,000	7,348
Pacific Andes International Holdings Ltd.	10,000,000	3,011
People's Food Holdings Ltd.	10,000,000	9,126
President Rice Products PCL	12,000	36
Rocky Mountain Chocolate Factory, Inc.	5,000	84
Samyang Genex Co. Ltd.	120,000	12,063
Select Harvests Ltd.	300,000	2,073
Singapore Food Industries Ltd.	6,000,000	3,347
Smithfield Foods, Inc. (a)	3,000,000	86,010
Sunjin Co. Ltd. (e)	219,400	8,291
United Food Holdings Ltd.	22,400,000	3,114
		572,052
Household Products - 0.0%
Church & Dwight Co., Inc.	25,000	1,183
Personal Products - 0.1%
EcoGreen Fine Chemical Group Ltd.	1,120,000	578
Nature's Sunshine Products, Inc.	639,203	7,638
Physicians Formula Holdings, Inc. (a)	175,360	2,087
Prestige Brands Holdings, Inc. (a)	1,238,100	12,951
USANA Health Sciences, Inc. (a)(d)	447,000	18,242
		41,496
Tobacco - 0.4%
Loews Corp. - Carolina Group	2,000,000	171,560
TOTAL CONSUMER STAPLES		2,914,070
ENERGY - 13.1%
Energy Equipment & Services - 3.3%
AKITA Drilling Ltd. Class A (non-vtg.)	1,777,000	23,544
Basic Energy Services, Inc. (a)(d)(e)	4,089,146	80,924
BJ Services Co.	1,800,000	45,342
Bristow Group, Inc. (a)(d)(e)	2,049,992	102,274
Calfrac Well Services Ltd.	170,000	3,630
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
CCS Income Trust	2,000,000	$ 95,742
CE Franklin Ltd. (a)	20,000	206
Enerflex Systems Income Fund	1,050,000	10,064
Ensign Energy Services, Inc.	3,700,000	66,578
Farstad Shipping ASA (e)	2,500,000	67,549
Fugro NV (Certificaten Van Aandelen) unit	2,300,000	201,601
Hercules Offshore, Inc. (a)	850,000	22,984
Lufkin Industries, Inc.	200,390	11,915
Nabors Industries Ltd. (a)	350,000	9,828
Oil States International, Inc. (a)(e)	4,500,030	194,356
Pason Systems, Inc. (e)	5,000,000	79,432
Patterson-UTI Energy, Inc. (d)	1,850,000	36,889
ProSafe ASA	10,000,000	177,397
Solstad Offshore ASA	1,250,000	36,919
Superior Energy Services, Inc. (a)	100,000	3,708
Total Energy Services Trust (e)	2,687,000	19,038
		1,289,920
Oil, Gas & Consumable Fuels - 9.8%
Adams Resources & Energy, Inc. (e)	413,200	13,408
Callon Petroleum Co. (a)	88,100	1,284
Chesapeake Energy Corp.	7,500,000	296,100
Cimarex Energy Co.	900,000	36,459
CNPC (Hong Kong) Ltd.	20,000,000	16,308
ConocoPhillips	3,500,000	297,360
Edge Petroleum Corp. (a)(d)	700,000	6,356
ENI SpA	2,000,000	73,080
Euronav NV (d)	346,355	10,287
Hankook Shell Oil Co. Ltd. (e)	77,730	8,514
Harvest Natural Resources, Inc. (a)(d)	750,000	10,320
Holly Corp.	100,000	6,280
Mariner Energy, Inc. (a)	1,831,700	45,793
Mariner Energy, Inc. (a)	1,700,000	42,500
Michang Oil Industrial Co. Ltd. (e)	173,900	7,290
National Energy Group, Inc.	548,313	2,413
Occidental Petroleum Corp.	1,875,000	129,469
Oil Search Ltd.	23,000,463	92,055
Petrohawk Energy Corp. (a)	1,300,000	24,050
Petroleo Brasileiro SA - Petrobras sponsored ADR	18,750,000	1,793,041
Petroleum Development Corp. (a)(e)	1,275,000	57,911
StatoilHydro ASA sponsored ADR (d)	3,000,000	102,240
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Swift Energy Co. (a)	939,417	$ 44,557
Tap Oil NL (a)	4,000,000	8,758
Teekay Corp. (e)	3,800,000	212,610
Tesoro Corp.	2,000,000	121,060
Tsakos Energy Navigation Ltd.	350,000	24,357
Uranium One, Inc. (a)	70,000	778
USEC, Inc. (a)(d)(e)	8,600,000	75,680
Vanguard Natural Resources LLC	209,200	3,902
W&T Offshore, Inc. (e)	6,800,000	182,376
World Fuel Services Corp.	1,087,836	48,180
		3,794,776
TOTAL ENERGY		5,084,696
FINANCIALS - 8.0%
Capital Markets - 0.1%
Massachusetts Financial Corp. Class A (a)(e)	763,800	7,332
Norvestia Oyj (B Shares) (d)	675,000	9,222
SEI Investments Co.	120,000	3,794
State Street Corp.	300,000	23,931
TradeStation Group, Inc. (a)	1,238,700	15,112
		59,391
Commercial Banks - 1.7%
Anglo Irish Bank Corp. PLC	14,500,373	243,694
Bank of the Ozarks, Inc. (e)	1,675,365	48,502
Cathay General Bancorp (d)(e)	3,949,484	122,316
Dimeco, Inc.	16,140	771
East West Bancorp, Inc.	201,830	6,810
Epic Bancorp (e)	221,317	2,656
EuroBancshares, Inc. (a)(e)	1,071,513	6,697
First Bancorp, Puerto Rico (d)(e)	8,024,000	70,531
First National Lincoln Corp., Maine	162,104	2,480
Hanmi Financial Corp.	1,739,366	19,168
Intervest Bancshares Corp. Class A	117,493	2,454
Nara Bancorp, Inc.	730,000	11,300
Northrim Bancorp, Inc.	239,003	5,433
Oriental Financial Group, Inc. (e)	1,495,276	18,676
Popular, Inc. (d)	500,000	5,275
Prosperity Bancshares, Inc.	50,000	1,616
R&G Financial Corp. Class B (a)(e)	1,860,500	2,735
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Ringerikes Sparebank (e)	47,950	$ 1,255
Ringkjoebing Bank (Reg.) (a)	63,315	9,144
S.Y. Bancorp, Inc. (d)(e)	867,037	21,901
Smithtown Bancorp, Inc. (d)	311,856	6,908
Sparebanken More (primary capital certificate)	70,000	3,352
Sparebanken Rogaland (primary capital certificate) (d)	871,128	11,201
W Holding Co., Inc. (d)(e)	10,402,548	21,845
		646,720
Consumer Finance - 0.3%
Aeon Credit Service (Asia) Co. Ltd.	12,100,000	11,237
Cattles PLC	11,000,000	77,985
Nicholas Financial, Inc. (a)	419,429	3,485
Public Financial Holdings Ltd.	11,000,000	7,182
		99,889
Diversified Financial Services - 0.0%
Newship Ltd. (a)	2,500	520
Insurance - 5.2%
Assurant, Inc. (d)	4,450,000	260,058
Axis Capital Holdings Ltd.	4,600,000	182,804
Brown & Brown, Inc.	650,000	16,374
Commerce Group, Inc., Massachusetts (e)	3,449,973	125,890
Employers Holdings, Inc.	184,353	3,532
Endurance Specialty Holdings Ltd.	920,000	36,073
Fidelity National Financial, Inc. Class A	1,000,000	15,390
Financial Industries Corp. (a)(e)	1,294,465	7,378
First Mercury Financial Corp.	200,000	4,430
Genworth Financial, Inc. Class A (non-vtg.)	10,000,030	273,001
IPC Holdings Ltd. (e)	3,752,900	112,249
National Interstate Corp.	316,482	10,127
National Western Life Insurance Co. Class A (e)	193,119	41,961
Nationwide Financial Services, Inc. Class A (sub. vtg.)	2,037,000	109,285
Philadelphia Consolidated Holdings Corp. (a)(e)	4,125,000	168,300
Protective Life Corp.	1,202,053	51,532
RenaissanceRe Holdings Ltd.	3,100,000	180,854
Universal American Financial Corp. (a)	1,199,997	29,112
Unum Group (d)	16,500,000	385,110
		2,013,460
Real Estate Investment Trusts - 0.0%
American Financial Realty Trust (SBI)	250,000	1,685
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
SWA REIT Ltd. (a)	1,527,600	$ 1,133
VastNed Offices/Industrial NV	100,000	3,541
		6,359
Real Estate Management & Development - 0.1%
Tejon Ranch Co. (a)(d)(e)	993,800	39,832
Thrifts & Mortgage Finance - 0.6%
Farmer Mac Class C (non-vtg.)	350,000	10,273
First Financial Service Corp.	154,000	4,004
First Mutual Bancshares, Inc. (e)	666,400	17,780
Fremont General Corp. (d)	2,147,995	5,950
North Central Bancshares, Inc. (e)	133,861	4,903
Radian Group, Inc. (d)	2,450,000	30,846
Severn Bancorp, Inc.	409,963	4,038
The PMI Group, Inc. (e)	8,925,000	143,068
Triad Guaranty, Inc. (a)(d)(e)	1,029,451	8,297
Washington Savings Bank Fsb (e)	444,500	2,889
		232,048
TOTAL FINANCIALS		3,098,219
HEALTH CARE - 7.8%
Biotechnology - 0.1%
Amgen, Inc. (a)	300,000	17,433
Vital BioTech Holdings Ltd.	5,000,000	231
		17,664
Health Care Equipment & Supplies - 1.2%
Cochlear Ltd.	500,000	32,151
Cooper Companies, Inc. (e)	2,500,012	105,001
Covidien Ltd.	800,000	33,280
Escalon Medical Corp. (a)(d)(e)	396,250	1,850
Exactech, Inc. (a)(e)	1,133,700	20,724
Golden Meditech Co. Ltd.	10,800,000	5,074
Home Diagnostics, Inc.	69,400	624
Kensey Nash Corp. (a)	54,513	1,491
Lifecore Biomedical, Inc. (a)	360,000	4,691
Mani, Inc.	50,000	3,227
Medical Action Industries, Inc. (a)(e)	1,568,250	32,243
Medisize Holding AG	3,000	228
Merit Medical Systems, Inc. (a)	1,235,730	16,126
Nakanishi, Inc.	225,000	28,484
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
National Dentex Corp. (a)(e)	526,549	$ 9,162
Nutraceutical International Corp. (a)(e)	1,143,504	15,895
Orthofix International NV (a)(e)	1,400,000	75,460
Somanetics Corp. (a)	285,544	5,557
Theragenics Corp. (a)(e)	3,153,920	14,918
Utah Medical Products, Inc. (e)	473,300	14,890
Young Innovations, Inc. (e)	850,000	21,259
		442,335
Health Care Providers & Services - 4.5%
Almost Family, Inc. (a)	85,000	1,888
American HomePatient, Inc. (a)(e)	1,735,000	2,342
AMERIGROUP Corp. (a)(e)	4,000,000	140,000
AmSurg Corp. (a)(e)	2,450,012	64,803
Apria Healthcare Group, Inc. (a)(e)	4,300,000	103,931
Bio-Reference Laboratories, Inc. (a)	349,979	11,227
Centene Corp. (a)	900,000	20,997
CML Healthcare Income Fund	3,250,000	54,247
Community Health Systems, Inc. (a)	983,827	32,397
Corvel Corp. (a)	562,022	14,939
Coventry Health Care, Inc. (a)	400,000	24,124
Grupo Casa Saba SA de CV sponsored ADR	192,400	7,309
Health Management Associates, Inc. Class A (e)	22,000,000	145,420
Healthspring, Inc. (a)	800,000	16,800
Japan Medical Dynamic Marketing, Inc. (a)(d)	100,000	332
LHC Group, Inc. (a)	119,993	2,757
LifePoint Hospitals, Inc. (a)(d)(e)	4,100,000	125,132
Lincare Holdings, Inc. (a)(e)	9,562,000	332,471
National Healthcare Corp.	447,185	22,270
Odyssey Healthcare, Inc. (a)(e)	2,212,048	22,673
Omnicare, Inc.	2,100,700	61,971
Patterson Companies, Inc. (a)	3,500,000	136,885
PharMerica Corp. (a)	10,000	160
RehabCare Group, Inc. (a)	700,000	14,518
ResCare, Inc. (a)(e)	1,551,824	38,113
United Drug PLC:
(Ireland)	3,020,450	15,097
(United Kingdom)	1,200,000	5,944
UnitedHealth Group, Inc.	6,800,000	334,220
		1,752,967
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Technology - 0.2%
Arrhythmia Research Technology, Inc. (a)(e)	271,041	$ 2,789
Computer Programs & Systems, Inc.	60,000	1,486
IMS Health, Inc.	3,450,000	86,975
		91,250
Life Sciences Tools & Services - 0.3%
ICON PLC sponsored ADR	1,830,000	106,140
Premier Research Group plc	25,000	45
SeraCare Life Sciences, Inc. (a)	259,491	1,388
		107,573
Pharmaceuticals - 1.5%
Fornix Biosciences NV (e)	392,922	11,123
Hisamitsu Pharmaceutical Co., Inc.	250,000	6,887
Il Dong Pharmaceutical Co. Ltd.	182,013	8,991
Merck & Co., Inc.	5,000,000	291,300
Par Pharmaceutical Companies, Inc. (a)	300,000	5,532
Pfizer, Inc.	10,000,000	246,100
Sciele Pharma, Inc. (a)(d)	550,000	13,992
Torii Pharmaceutical Co. Ltd.	107,600	1,897
Tsumura & Co.	10,000	179
Whanin Pharmaceutical Co. Ltd.	250,000	4,762
		590,763
TOTAL HEALTH CARE		3,002,552
INDUSTRIALS - 11.2%
Aerospace & Defense - 1.1%
CAE, Inc. (e)	15,000,000	202,394
Cobham PLC	6,000,000	26,258
Moog, Inc. Class A (a)	3,830,000	176,755
Pemco Aviation Group, Inc. (a)(e)	245,280	1,361
The Allied Defense Group, Inc. (a)	143,823	1,033
		407,801
Air Freight & Logistics - 0.1%
AirNet Systems, Inc. (a)(e)	593,400	1,341
Baltrans Holdings Ltd.	5,000,000	3,386
Forward Air Corp.	819,958	26,755
Sinwa Ltd.	3,000,000	1,312
		32,794
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - 0.3%
ExpressJet Holdings, Inc. Class A (a)(d)(e)	5,414,206	$ 17,975
MAIR Holdings, Inc. (a)(e)	2,000,026	10,320
Pinnacle Airlines Corp. (a)(d)	568,353	9,003
Republic Airways Holdings, Inc. (a)	1,539,687	32,780
Ryanair Holdings PLC sponsored ADR (a)	1,000,000	49,190
		119,268
Building Products - 0.8%
Aaon, Inc.	587,878	10,735
Chosun Refractories Co.	75,000	8,742
Dynasty Ceramic PCL (For. Reg.)	500,000	235
Griffon Corp. (a)	100,000	1,543
Insteel Industries, Inc.	165,255	1,917
Kingspan Group PLC (Ireland)	2,650,000	62,389
Kondotec, Inc.	250,000	1,852
NCI Building Systems, Inc. (a)(e)	1,999,950	78,358
Permasteelisa SpA	375,000	9,844
Simpson Manufacturing Co. Ltd. (d)(e)	4,569,000	137,024
		312,639
Commercial Services & Supplies - 0.6%
AJIS Co. Ltd.	117,100	3,058
Candle Australia Ltd.	100,000	309
Equifax, Inc.	3,476,445	133,843
GFK AG	100,000	4,036
Labor Ready, Inc. (a)	1,165,561	20,491
Mitie Group PLC	5,500,000	31,846
Navigant Consulting, Inc. (a)	1,200,346	15,821
RCM Technologies, Inc. (a)(e)	1,140,063	8,710
RSDB NV	85,000	4,310
Schawk, Inc. Class A	690,081	15,679
Wesco, Inc.	300,000	814
		238,917
Construction & Engineering - 3.2%
Abengoa SA	250,000	10,232
Arcadis NV	415,000	33,748
Chiyoda Corp. (d)	600,000	11,144
Chodai Co. Ltd.	100,000	329
Dongyang Express & Construction Corp.	20,650	1,107
Heijmans NV (d)	1,200,000	46,541
Hibiya Engineering Ltd. (d)	1,200,000	9,276
Hyder Consulting PLC	50,000	555
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - continued
Imtech NV	1,200,000	$ 37,136
Jacobs Engineering Group, Inc. (a)	3,309,134	288,391
Kaneshita Construction Co. Ltd.	925,000	4,301
KHD Humboldt Wedag International Ltd. (a)(e)	1,527,600	68,467
Koninklijke BAM Groep NV	1,850,000	48,808
Kyeryong Construction Industrial Co. Ltd.	215,000	10,105
Matsui Construction Co. Ltd.	169,000	743
Sanyo Engineering & Construction, Inc.	1,000,000	4,551
Shaw Group, Inc. (a)(e)	6,100,000	455,060
Shinsegae Engineering & Construction Co. Ltd. (e)	314,469	13,638
ShoLodge, Inc. (a)(e)	500,627	1,477
Stantec, Inc. (a)(e)	3,786,600	148,344
Takigami Steel Construction Co. Ltd.	156,000	629
URS Corp. (a)	730,100	45,127
Yurtec Corp.	1,150,000	6,594
		1,246,303
Electrical Equipment - 2.0%
Aichi Electric Co. Ltd.	900,000	2,329
AZZ, Inc. (a)(e)	1,088,200	37,108
Belden, Inc.	1,500,000	87,405
BYD Co. Ltd. (H Shares)	500,000	4,715
Chase Corp. (e)	809,400	16,512
Deswell Industries, Inc. (e)	905,895	9,150
Dewey Electronics Corp. (a)	61,200	133
Draka Holding NV (e)	2,106,779	91,508
Encore Wire Corp. (d)(e)	2,000,037	42,001
EnerSys (a)	614,391	11,133
Genlyte Group, Inc. (a)(e)	2,862,000	186,316
GrafTech International Ltd. (a)(e)	7,541,498	142,534
Koito Industries Ltd.	650,000	2,305
Korea Electric Terminal Co. Ltd. (e)	610,000	14,110
Nexans SA	425,000	72,220
Power Logics Co. Ltd. (a)	525,000	4,260
Prysmian SpA	606,300	17,420
Superior Essex, Inc. (a)(e)	1,345,221	44,729
Universal Security Instruments, Inc. (a)(e)	241,255	5,112
		791,000
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 0.7%
DCC plc (Ireland) (e)	8,300,000	$ 228,235
Teleflex, Inc.	700,000	51,247
		279,482
Machinery - 1.3%
A.S.V., Inc. (a)(d)	24,735	288
Aalberts Industries NV	649,956	15,641
Briggs & Stratton Corp.	207,600	4,673
Cascade Corp. (e)	1,200,000	75,576
Columbus McKinnon Corp. (NY Shares) (a)(d)(e)	1,146,553	38,043
Donaldson Co., Inc.	1,036,300	44,416
FKI PLC	1,300,000	2,507
Foremost Income Fund (e)	1,450,000	19,365
FreightCar America, Inc. (e)	625,321	27,014
Gardner Denver, Inc. (a)	1,052,400	38,023
Gehl Co. (a)	364,487	6,973
Greenbrier Companies, Inc. (e)	1,500,000	40,065
Hardinge, Inc.	100,000	3,233
IDEX Corp.	829,762	29,390
Ingersoll-Rand Co. Ltd. Class A	1,600,000	80,560
Jaya Holdings Ltd.	3,500,000	4,819
S&T Corp.	222,722	13,942
Seksun Corp. Ltd. (e)	28,500,000	14,783
The Weir Group PLC	500,000	9,221
Trifast PLC (e)	7,142,858	11,435
Twin Disc, Inc.	104,776	6,923
Velan, Inc. (sub. vtg.) (a)	421,900	6,367
Wolverine Tube, Inc. (a)(e)	5,194,057	5,787
		499,044
Marine - 0.0%
Tokyo Kisen Co. Ltd. (e)	559,000	4,214
Ultrapetrol (Bahamas) Ltd.	5,000	94
		4,308
Road & Rail - 0.8%
Alps Logistics Co. Ltd.	203,600	2,577
Heartland Express, Inc.	2,625,017	36,593
Hutech Norin Co. Ltd.	140,000	949
Japan Logistic Systems Corp.	300,000	871
Knight Transportation, Inc. (d)	3,300,000	52,701
Marten Transport Ltd. (a)	847,491	12,051
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
Old Dominion Freight Lines, Inc. (a)(e)	3,615,103	$ 81,665
P.A.M. Transportation Services, Inc. (a)(e)	556,881	9,278
Sakai Moving Service Co. Ltd.	291,100	8,891
Trancom Co. Ltd.	444,100	6,735
Universal Truckload Services, Inc. (a)	483,136	8,527
YRC Worldwide, Inc. (a)	2,867,296	70,478
		291,316
Trading Companies & Distributors - 0.3%
AddTech AB (B Shares)	300,000	7,153
Brammer PLC	370,000	2,110
Grafton Group PLC unit	4,350,017	48,465
H&E Equipment Services, Inc. (a)	12,000	212
Hanwa Co. Ltd.	25,000	128
Misumi Group, Inc.	10,000	169
Mitsui & Co. Ltd.	350,000	9,080
Richelieu Hardware Ltd.	845,200	21,976
Uehara Sei Shoji Co. Ltd.	1,100,000	4,605
Wakita & Co. Ltd.	650,000	4,352
		98,250
Transportation Infrastructure - 0.0%
Isewan Terminal Service Co. Ltd.	946,000	5,812
Meiko Transportation Co. Ltd.	500,000	5,899
		11,711
TOTAL INDUSTRIALS		4,332,833
INFORMATION TECHNOLOGY - 13.7%
Communications Equipment - 1.3%
Adtran, Inc.	509,776	12,270
Arris Group, Inc. (a)	610,000	7,015
Avocent Corp. (a)	200,000	5,406
Bel Fuse, Inc. Class A	451,427	15,678
Black Box Corp. (e)	1,981,025	79,201
Blonder Tongue Laboratories, Inc. (a)	152,040	176
ClearOne Communications, Inc. (a)(e)	940,503	5,502
Communications Systems, Inc.	124,215	1,370
Ditech Networks, Inc. (a)(e)	3,234,000	16,073
Gemtek Technology Corp.	524,552	1,180
Nera Telecommunications Ltd.	9,000,000	2,503
NETGEAR, Inc. (a)(e)	3,461,327	122,323
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Optical Cable Corp. (a)(e)	601,700	$ 2,738
Packeteer, Inc. (a)(d)(e)	3,280,825	28,510
Plantronics, Inc. (e)	4,530,000	123,896
TKH Group NV unit	3,100,000	79,047
		502,888
Computers & Peripherals - 1.3%
ASUSTeK Computer, Inc.	1,397,211	4,917
Datapulse Technology Ltd.	2,500,000	505
Dataram Corp. (e)	858,800	2,757
High Tech Computer Corp.	168,480	3,438
Logitech International SA (Reg.) (a)	5,600,000	197,792
Seagate Technology	6,700,000	186,528
Super Micro Computer, Inc.	495,000	4,975
Teradata Corp. (a)	10,000	285
TPV Technology Ltd.	31,500,000	21,212
Unisteel Technology Ltd.	15,843,750	20,638
Xyratex Ltd. (a)(e)	2,407,620	41,122
		484,169
Electronic Equipment & Instruments - 4.3%
CPI International, Inc. (a)(e)	1,059,900	21,537
Delta Electronics, Inc.	16,179,552	64,928
Delta Electronics PCL (For. Reg.)	31,326,800	19,911
Hon Hai Precision Industry Co. Ltd. (Foxconn)	75,104,343	570,325
Huan Hsin Holdings Ltd.	5,000,000	1,704
Ingram Micro, Inc. Class A (a)	1,389,200	29,507
Insight Enterprises, Inc. (a)	1,000,000	27,640
INTOPS Co. Ltd.	100,000	4,104
Jabil Circuit, Inc.	7,950,000	172,754
Jurong Technologies Industrial Corp. Ltd.	14,300,000	6,920
Kingboard Chemical Holdings Ltd.	34,980,000	229,756
Kingboard Laminates Holdings Ltd.	1,590,000	1,413
Mercury Computer Systems, Inc. (a)	370,604	5,796
Mesa Laboratories, Inc. (e)	230,760	5,160
Micronetics, Inc. (a)	32,645	260
MOCON, Inc.	275,000	3,113
Multi-Fineline Electronix, Inc. (a)	925,814	13,156
Muramoto Electronic Thailand PCL (For. Reg.)	1,141,800	6,686
Orbotech Ltd. (a)(e)	2,999,985	62,100
ScanSource, Inc. (a)(e)	2,584,100	95,457
SED International Holdings, Inc. (a)(e)	480,000	686
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Sigmatron International, Inc. (a)(e)	371,880	$ 4,254
Sinotronics Holdings Ltd.	15,300,000	2,846
Spectrum Control, Inc. (a)(e)	959,981	16,483
SYNNEX Corp. (a)(e)	3,147,000	70,398
Taitron Components, Inc. Class A (sub. vtg.)	363,613	651
Tomen Electronics Corp. (d)	110,000	1,577
TT electronics PLC	6,250,000	19,231
Tyco Electronics Ltd.	4,063,000	144,927
Varitronix International Ltd.	12,000,000	8,987
Venture Corp. Ltd.	3,000,000	29,104
Winland Electronics, Inc. (a)(e)	356,100	997
Wireless Telecom Group, Inc. (a)(e)	1,717,712	3,727
		1,646,095
Internet Software & Services - 0.1%
Internet Gold Golden Lines Ltd. (a)	548,100	7,098
LiveDeal, Inc. (a)	151,730	683
Marchex, Inc. Class B (d)	1,950,000	22,016
Open Text Corp. (a)(d)	538,132	16,819
TechTarget, Inc.	46,869	810
Travelzoo, Inc. (a)(d)	200,000	3,600
United Internet AG	30,000	658
		51,684
IT Services - 1.5%
Affiliated Computer Services, Inc. Class A (a)	2,500,000	126,650
Cass Information Systems, Inc.	207,611	7,480
Computer Sciences Corp. (a)	2,400,000	140,136
CSE Global Ltd.	16,500,000	14,394
Daitec Holding (a)	7,896	3,389
Fidelity National Information Services, Inc.	671,762	30,982
Fiserv, Inc. (a)	1,000,000	55,400
Indra Sistemas SA	1,300,000	37,725
infoUSA, Inc.	1,280,952	13,476
MoneyGram International, Inc.	2,039,800	32,535
SinoCom Software Group Ltd.	13,500,000	3,135
The Western Union Co.	4,400,000	96,976
Total System Services, Inc.	625,000	18,725
Wright Express Corp. (a)	350,000	13,545
		594,548
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.1%
Canon, Inc.	300,000	$ 15,171
Zebra Technologies Corp. Class A (a)	414,800	16,215
		31,386
Semiconductors & Semiconductor Equipment - 1.6%
AMIS Holdings, Inc. (a)	35,303	271
Aviza Technology, Inc. (a)	750,299	1,996
Axcelis Technologies, Inc. (a)(e)	9,170,004	43,007
BE Semiconductor Industries NV (NY Shares) (a)	500,000	2,847
Catalyst Semiconductor, Inc. (a)(e)	1,032,136	6,368
Diodes, Inc. (a)	85,000	2,810
Eagle Test Systems, Inc. (a)(e)	1,606,851	20,311
Integrated Device Technology, Inc. (a)	500,000	6,715
Intest Corp. (a)(e)	909,300	2,464
KEC Corp. (a)(e)	5,587,500	9,241
KEC Holdings Co. Ltd. (a)(e)	1,862,499	4,752
Leadis Technology, Inc. (a)	424,983	1,300
Maxim Integrated Products, Inc.	10,000,000	271,000
MediaTek, Inc.	4,446,750	86,890
Melexis NV (d)(e)	3,045,000	47,954
Microchip Technology, Inc.	400,000	13,268
Omnivision Technologies, Inc. (a)(d)(e)	3,525,000	78,079
SigmaTel, Inc. (a)	1,257,925	3,849
		603,122
Software - 3.5%
Ansys, Inc. (a)(e)	5,740,010	222,770
Catapult Communications Corp. (a)(e)	1,482,532	11,015
Divestco, Inc. (a)(e)	3,501,900	9,458
DMX Technologies Group Ltd.	600,000	176
ebix.com, Inc. (a)	61,146	3,787
ECtel Ltd. (a)(e)	964,153	3,220
Epicor Software Corp. (a)	875,000	10,220
EPIQ Systems, Inc. (a)	476,565	9,241
Exact Holdings NV	1,000,000	44,464
FactSet Research Systems, Inc.	400,000	28,208
Fair Isaac Corp. (e)	4,010,889	152,093
i2 Technologies, Inc. (a)(d)(e)	1,287,178	21,831
ICT Automatisering NV (d)	410,001	6,825
Infomedia Ltd.	600,000	298
Jack Henry & Associates, Inc. (e)	6,375,000	186,278
Oracle Corp. (a)	24,000,000	532,080
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Pervasive Software, Inc. (a)(e)	2,314,844	$ 10,648
Progress Software Corp. (a)(e)	2,482,878	81,215
Sonic Solutions, Inc. (a)	521,900	6,263
Springsoft, Inc.	6,810,814	10,071
Unit 4 Agresso NV	500,000	16,256
		1,366,417
TOTAL INFORMATION TECHNOLOGY		5,280,309
MATERIALS - 6.1%
Chemicals - 1.9%
Aronkasei Co. Ltd.	700,000	3,096
Dongbu Fine Chemical Co. Ltd.	100,000	2,115
FMC Corp. (e)	4,233,760	243,441
Innospec, Inc. (e)	2,450,000	52,161
Kendrion NV (a)	50,000	1,550
Korea Polyol Co. Ltd.	122,064	8,297
KPC Holdings Corp.	43,478	2,870
OM Group, Inc. (a)(d)(e)	2,500,000	132,450
Rockwood Holdings, Inc. (a)	100,000	3,909
Soken Chemical & Engineer Co. Ltd.	50,000	1,448
Tokyo Printing Ink Manufacturing Co. Ltd.	400,000	976
Yara International ASA	7,000,000	270,987
Yip's Chemical Holdings Ltd.	1,304,000	852
		724,152
Construction Materials - 0.2%
Brampton Brick Ltd. Class A (sub. vtg.)	810,000	9,788
Cemex SA de CV sponsored ADR (a)	1,750,000	53,673
Mitani Sekisan Co. Ltd.	87,900	684
Titan Cement Co. SA (Reg.)	700,000	34,137
		98,282
Containers & Packaging - 0.3%
Kohsoku Corp.	113,800	655
Peak International Ltd. (a)(e)	997,600	2,684
Silgan Holdings, Inc.	1,804,908	98,494
Starlite Holdings Ltd.	1,000,000	68
		101,901
Metals & Mining - 3.1%
ArcelorMittal SA (NY Shares) Class A	1,300,000	103,935
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Blue Earth Refineries, Inc.	439,200	$ 725
Coeur d'Alene Mines Corp. (a)(d)	3,600,000	14,220
Compania de Minas Buenaventura SA sponsored ADR	3,000,000	172,230
Croesus Mining NL (a)	73,333	0
Equigold NL	4,500,000	13,780
Gerdau SA sponsored ADR (d)	5,200,000	161,720
Hanil Iron & Steel Co.	21,240	749
Industrias Penoles SA de CV	3,500,000	83,069
Keystone Consolidated Industries, Inc. (a)	10,500	165
Korea Steel Shapes Co. Ltd.	45,960	2,780
POSCO sponsored ADR (d)	3,350,000	615,563
Reliance Steel & Aluminum Co.	25,000	1,459
Samuel Manu-Tech, Inc.	200,000	2,542
Synalloy Corp. (d)	101,700	1,829
Tohoku Steel Co. Ltd.	333,000	5,201
Uruguay Mineral Exploration, Inc.	100,000	328
Webco Industries, Inc. (a)	15,963	1,501
Wheeling Pittsburgh Corp. (a)	599,375	11,790
		1,193,586
Paper & Forest Products - 0.6%
Gunns Ltd.	2,000,000	7,050
Sino-Forest Corp. (a)	7,900,000	210,176
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	1,200,000	37,620
		254,846
TOTAL MATERIALS		2,372,767
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
Atlantic Tele-Network, Inc. (e)	1,200,300	43,103
XETA Technologies, Inc. (a)	373,658	1,472
		44,575
Wireless Telecommunication Services - 0.3%
Cosmote Mobile Telecommunications SA	500,000	17,255
MobileOne Ltd.	4,387,000	6,390
SK Telecom Co. Ltd. sponsored ADR (d)	2,400,000	73,944
		97,589
TOTAL TELECOMMUNICATION SERVICES		142,164
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.3%
Electric Utilities - 0.3%
Korea Electric Power Corp. sponsored ADR	4,400,000	$ 97,900
Maine & Maritimes Corp. (a)(e)	151,838	4,617
		102,517
Gas Utilities - 0.0%
Hokuriku Gas Co.	1,700,000	4,862
Keiyo Gas Co. Ltd.	223,000	1,064
KyungDong City Gas Co. Ltd.	135,000	9,171
Otaki Gas Co. Ltd.	670,000	3,951
		19,048
Independent Power Producers & Energy Traders - 0.0%
Mega First Corp. Bhd	713,000	302
TOTAL UTILITIES		121,867
TOTAL COMMON STOCKS (Cost $19,687,929)		34,581,172
Nonconvertible Preferred Stocks - 0.0%

HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Impath Bankruptcy Liquidating Trust Class A	1,540,000	1,925
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $14,791)		1,925
Convertible Bonds - 0.1%
	Principal Amount (000s)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
USEC, Inc. 3% 10/1/14	$ 29,680	28,947
TOTAL CONVERTIBLE BONDS (Cost $29,680)		28,947
Money Market Funds - 12.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 4.97% (b)	4,030,825,552	$ 4,030,826
Fidelity Securities Lending Cash Central Fund, 4.78% (b)(c)	601,937,568	601,938
TOTAL MONEY MARKET FUNDS (Cost $4,632,764)		4,632,764
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 4.54%, dated 10/31/07 due 11/1/07 (Collateralized by U.S. Treasury Obligations) # (Cost $15,440)	$ 15,442	15,440
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $24,380,604)		39,260,248
NET OTHER ASSETS - (1.5)%		(590,285)
NET ASSETS - 100%		$ 38,669,963
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$15,440,000 due 11/01/07 at 4.54%
Banc of America Securities LLC	$ 8,767
Lehman Brothers, Inc.	6,673
$ 15,440
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 53,499
Fidelity Securities Lending Cash Central Fund	3,424
Total	$ 56,923
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Abbey PLC	$ 46,245	$ -	$ -	$ 1,151	$ 35,713
Adams Resources & Energy, Inc.	10,198	-	-	-	13,408
AirNet Systems, Inc.	2,035	-	-	-	1,341
American Axle & Manufacturing Holdings, Inc.	121,394	-	-	752	137,748
American HomePatient, Inc.	3,019	-	-	-	2,342
American Italian Pasta Co. Class A	15,020	-	-	-	16,569
AMERIGROUP Corp.	105,095	5,955	864	-	140,000
AmSurg Corp.	64,107	-	2,433	-	64,803
Ansys, Inc.	149,468	2	-	-	222,770
Applebee's International, Inc.	184,500	-	-	-	190,050
Apria Healthcare Group, Inc.	112,746	-	-	-	103,931
Arrhythmia Research Technology, Inc.	3,025	-	-	-	2,789
ArvinMeritor, Inc.	135,198	-	-	682	101,108
Atlantic Tele-Network, Inc.	35,025	-	-	192	43,103
Axcelis Technologies, Inc.	50,894	-	-	-	43,007
AZZ, Inc.	38,631	-	-	-	37,108
Bank of the Ozarks, Inc.	47,304	29	-	201	48,502
Barratt Developments PLC	453,949	-	-	12,010	324,224
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Basic Energy Services, Inc.	$ 57,291	$ 28,680	$ -	$ -	$ 80,924
Beazer Homes USA, Inc.	27,980	-	9,994	175	-
Bed Bath & Beyond, Inc.	358,220	193,225	-	-	546,434
Bellway PLC	205,186	-	15,036	-	167,623
BJ's Wholesale Club, Inc.	181,686	-	46,308	-	144,533
Black Box Corp.	79,736	-	-	119	79,201
Blyth, Inc.	84,816	961	-	1,040	73,497
Brinker International, Inc.	153,558	30,176	-	545	172,652
Bristow Group, Inc.	101,851	-	4,507	-	102,274
C&D Technologies, Inc.	8,663	-	7,724	-	-
CAE, Inc.	193,635	-	-	122	202,394
Cagle's, Inc. Class A	2,451	-	-	-	3,317
Cantel Medical Corp.	13,193	-	15,147	-	-
Career Education Corp.	291,410	-	-	-	350,909
Cascade Corp.	81,348	-	-	216	75,576
Catalyst Semiconductor, Inc.	8,225	-	4,117	-	6,368
Catapult Communications Corp.	12,631	-	-	-	11,015
Cathay General Bancorp	123,731	-	3,012	415	122,316
CEC Entertainment, Inc.	109,187	-	-	-	110,260
Championship Auto Racing Teams, Inc.	-	-	-	-	-
Chase Corp.	14,229	-	-	202	16,512
Chime Communications PLC	14,260	-	-	61	13,051
Chromcraft Revington, Inc.	6,749	-	-	-	4,930
ClearOne Communications, Inc.	4,750	-	-	-	5,502
Columbus McKinnon Corp. (NY Shares)	28,127	1,245	-	-	38,043
Commerce Group, Inc., Massachusetts	98,966	11,527	12,544	1,066	125,890
Communications Systems, Inc.	6,645	-	5,620	51	-
Cooper Companies, Inc.	125,326	-	-	-	105,001
CPI International, Inc.	18,039	-	-	-	21,537
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Craftmade International, Inc.	$ 7,406	$ -	$ -	$ 52	$ 4,010
D.R. Horton, Inc.	511,592	-	-	4,702	397,800
Dataram Corp.	3,470	-	-	52	2,757
DCC plc (Ireland)	245,886	-	-	-	228,235
Decorator Industries, Inc.	1,632	-	-	7	1,400
Delta Apparel, Inc.	16,618	-	-	43	14,013
Deswell Industries, Inc.	9,535	-	14	154	9,150
Ditech Networks, Inc.	24,126	-	-	-	16,073
Divestco, Inc.	8,718	3,086	-	-	9,458
Dominion Homes, Inc.	3,444	-	43	-	1,266
Draka Holding NV	183,627	-	57,290	-	91,508
Drew Industries, Inc.	63,487	-	53,125	-	-
Ducommun, Inc.	18,195	-	20,198	-	-
Eagle Test Systems, Inc.	22,910	1,072	-	-	20,311
ECtel Ltd.	5,530	-	2,461	-	3,220
Educational Development Corp.	2,487	-	-	-	2,275
Encore Wire Corp.	61,101	-	-	40	42,001
Epic Bancorp	3,587	-	662	12	2,656
Escalon Medical Corp.	3,364	-	856	-	1,850
EuroBancshares, Inc.	9,011	-	-	-	6,697
Exactech, Inc.	18,014	-	-	-	20,724
ExpressJet Holdings, Inc. Class A	28,316	-	-	-	17,975
Fair Isaac Corp.	117,780	34,815	-	60	152,093
Farstad Shipping ASA	68,410	-	-	-	67,549
Federal Screw Works	1,953	-	-	16	1,875
Financial Industries Corp.	7,832	-	-	-	7,378
Finlay Enterprises, Inc.	4,934	-	-	-	5,458
First Bancorp, Puerto Rico	73,821	-	-	506	70,531
First Mutual Bancshares, Inc.	17,320	-	-	60	17,780
FMC Corp.	256,249	-	80,011	604	243,441
Footstar, Inc.	9,132	-	-	-	9,959
Foremost Income Fund	20,519	131	-	470	19,365
Fornix Biosciences NV	7,872	3,631	-	234	11,123
Fossil, Inc.	178,263	-	21,737	-	236,628
FreightCar America, Inc.	7,055	20,223	-	9	27,014
Fremont General Corp.	34,620	-	12,039	-	-
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fresh Del Monte Produce, Inc.	$ 148,867	$ -	$ 359	$ -	$ 210,199
Friedmans, Inc. Class A	-	-	-	-	-
Genesco, Inc.	83,409	-	47,193	-	-
Genlyte Group, Inc.	184,361	14,572	-	-	186,316
Gildan Activewear, Inc.	288,688	-	-	-	384,770
Goodfellow, Inc.	11,924	-	248	189	12,300
GrafTech International Ltd.	116,818	-	-	-	142,534
Greenbrier Companies, Inc.	50,055	-	-	-	40,065
Hampshire Group Ltd.	18,321	-	-	-	11,510
Hankook Shell Oil Co. Ltd.	6,332	-	-	-	8,514
Hardinge, Inc.	25,677	-	23,469	37	-
Health Management Associates, Inc. Class A	199,234	-	18,004	-	145,420
Heijmans NV	107,244	-	28,329	-	-
Helen of Troy Ltd.	66,634	-	-	-	54,004
Henry Boot PLC	64,229	-	5,385	299	51,111
Hot Topic, Inc.	22,500	-	-	-	19,150
HTL International Holdings Ltd.	16,264	-	-	108	14,468
i2 Technologies, Inc.	20,904	-	-	-	21,831
ICT Automatisering NV	8,489	-	510	-	-
Innospec, Inc.	67,971	-	528	110	52,161
Interstate Bakeries Corp.	4,978	-	108	-	-
Intest Corp.	3,728	-	-	-	2,464
INZI Controls Co. Ltd.	9,172	-	-	-	6,574
IPC Holdings Ltd.	93,109	-	-	751	112,249
Jack Henry & Associates, Inc.	150,125	3,020	-	414	186,278
Jack in the Box, Inc.	210,175	-	-	-	206,070
JLM Couture, Inc.	463	-	-	-	451
Jos. A. Bank Clothiers, Inc.	48,365	10,244	-	-	49,945
K-Swiss, Inc. Class A	59,110	305	-	133	-
KEC Corp.	7,548	-	-	-	9,241
KEC Holdings Co. Ltd.	3,691	-	-	-	4,752
KHD Humboldt Wedag International Ltd.	43,636	-	-	-	68,467
Komag, Inc.	99,735	-	100,482	-	-
Komplett ASA	25,906	-	-	-	26,088
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Korea Electric Terminal Co. Ltd.	$ 17,807	$ -	$ -	$ -	$ 14,110
Le Chateau, Inc. Class A (sub. vtg.)	20,560	-	-	146	-
Lenox Group, Inc.	8,705	-	75	-	5,575
Libbey, Inc.	28,026	-	3,301	70	21,993
LifePoint Hospitals, Inc.	115,245	5,774	-	-	125,132
Lincare Holdings, Inc.	341,268	-	-	-	332,471
Liz Claiborne, Inc.	211,156	-	35,441	338	142,350
M/I Homes, Inc.	42,472	-	-	43	28,718
Maine & Maritimes Corp.	4,119	-	-	-	4,617
MAIR Holdings, Inc.	12,560	-	-	-	10,320
Marine Products Corp.	33,892	-	-	233	31,796
Massachusetts Financial Corp. Class A	3,781	-	-	-	7,332
Medical Action Industries, Inc.	30,518	-	-	-	32,243
Melexis NV	53,416	-	-	2,200	47,954
Merit Medical Systems, Inc.	27,416	-	16,288	-	-
Meritage Homes Corp.	20,475	7,514	-	-	23,331
Mesa Laboratories, Inc.	5,822	-	-	18	5,160
Metro, Inc. Class A (sub. vtg.)	345,114	-	-	1,861	364,546
Michang Oil Industrial Co. Ltd.	5,889	-	-	-	7,290
Micronetics, Inc.	3,784	-	3,191	-	-
MOCON, Inc.	3,685	-	666	49	-
Mothers Work, Inc.	9,247	202	-	-	6,862
Murakami Corp.	4,761	338	111	21	4,900
National Dentex Corp.	9,051	-	-	-	9,162
National Western Life Insurance Co. Class A	54,979	-	9,979	70	41,961
NCI Building Systems, Inc.	96,718	-	-	-	78,358
Neoware, Inc.	19,565	-	20,060	-	-
NETGEAR, Inc.	95,740	-	-	-	122,323
Next PLC	543,926	7,355	2,062	-	654,152
Ngai Lik Industrial Holdings Ltd.	4,991	-	-	-	3,539
North Central Bancshares, Inc.	5,453	-	97	47	4,903
Northrim Bancorp, Inc.	12,106	-	4,377	45	-
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Nutraceutical International Corp.	$ 16,627	$ -	$ -	$ -	$ 15,895
Odyssey Healthcare, Inc.	30,679	-	6,492	-	22,673
Oil States International, Inc.	196,131	634	-	-	194,356
Old Dominion Freight Lines, Inc.	104,332	-	-	-	81,665
OM Group, Inc.	121,100	-	-	-	132,450
Omnivision Technologies, Inc.	60,524	-	-	-	78,079
Optical Cable Corp.	3,039	-	-	-	2,738
Option Care, Inc.	66,230	-	66,606	-	-
Orbotech Ltd.	64,650	-	-	-	62,100
Oriental Financial Group, Inc.	13,338	-	-	188	18,676
Orthofix International NV	60,284	-	-	-	75,460
Overland Storage, Inc.	2,273	-	1,923	-	-
Ozeki Co. Ltd.	16,590	4,380	-	-	19,304
P&F Industries, Inc. Class A	4,138	-	485	-	3,689
P.A.M. Transportation Services, Inc.	11,408	-	944	-	9,278
Pacific Sunwear of California, Inc.	136,047	-	-	-	126,233
Packeteer, Inc.	24,739	-	2,791	-	28,510
Papa John's International, Inc.	72,690	9,145	-	-	69,597
Pason Systems, Inc.	76,779	-	-	-	79,432
Peak International Ltd.	2,813	-	-	-	2,684
Pemco Aviation Group, Inc.	2,367	-	-	-	1,361
Pervasive Software, Inc.	11,551	-	-	-	10,648
PetMed Express, Inc.	16,306	1,804	-	-	18,129
Petroleum Development Corp.	51,434	-	-	-	57,911
Philadelphia Consolidated Holdings Corp.	124,683	22,637	-	-	168,300
Piolax, Inc.	14,792	-	-	81	15,787
Plantronics, Inc.	133,246	-	7,194	238	123,896
Pomeroy IT Solutions, Inc.	13,410	-	-	-	10,661
Progress Software Corp.	72,082	2,857	-	-	81,215
Quiksilver, Inc.	153,742	-	45,508	-	115,202
Quipp, Inc.	1,058	-	635	-	-
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
R&G Financial Corp. Class B	$ 4,651	$ -	$ -	$ -	$ 2,735
RCM Technologies, Inc.	9,884	-	-	-	8,710
RehabCare Group, Inc.	17,287	-	9,854	-	-
ResCare, Inc.	29,958	208	-	-	38,113
Rex Stores Corp.	28,476	-	-	-	24,892
Ringerikes Sparebank	1,371	-	58	-	1,255
Rocky Brands, Inc.	6,262	-	-	-	3,785
Ross Stores, Inc.	147,543	71,748	-	426	210,756
Ruby Tuesday, Inc.	141,778	-	-	-	101,761
S.Y. Bancorp, Inc.	20,944	619	1,297	147	21,901
ScanSource, Inc.	69,020	309	-	-	95,457
ScS Upholstery PLC	10,945	-	-	-	9,479
SED International Holdings, Inc.	720	-	-	-	686
Seksun Corp. Ltd.	13,348	-	-	-	14,783
Shaw Group, Inc.	332,090	-	8,403	-	455,060
Shinsegae Engineering & Construction Co. Ltd.	14,768	-	-	-	13,638
ShoLodge, Inc.	1,502	-	-	-	1,477
SigmaTel, Inc.	10,919	-	5,903	-	-
Sigmatron International, Inc.	3,987	-	-	-	4,254
Simpson Manufacturing Co. Ltd.	162,747	-	8,231	457	137,024
Sino-Forest Corp.	132,690	-	8,300	-	-
Sino-Forest Corp.	69,504	-	104,413	-	-
Sonic Corp.	106,399	-	3,580	-	123,900
Spectrum Control, Inc.	15,667	-	-	-	16,483
Sportscene Group, Inc. Class A	5,621	-	-	-	6,776
Standard Pacific Corp.	42,451	9,536	-	115	20,002
Stanley Furniture Co., Inc.	21,723	-	-	130	17,758
Stantec, Inc.	121,440	-	-	-	148,344
Steiner Leisure Ltd.	69,890	410	-	-	75,566
Strattec Security Corp.	25,500	-	6,672	525	17,497
Strongco Income Fund	3,816	1,071	-	162	4,268
Sunjin Co. Ltd.	10,853	-	-	-	8,291
Superior Essex, Inc.	57,504	-	10,619	-	44,729
SYNNEX Corp.	61,606	2,460	-	-	70,398
Teekay Corp.	229,887	-	16,270	1,128	212,610
Tejon Ranch Co.	38,889	545	-	-	39,832
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
The Allied Defense Group, Inc.	$ 2,174	$ -	$ 1,213	$ -	$ -
The PMI Group, Inc.	304,075	-	-	469	143,068
Theragenics Corp.	11,653	793	-	-	14,918
Tokyo Kisen Co. Ltd.	3,923	67	-	-	4,214
Total Energy Services Trust	21,773	681	-	646	19,038
Triad Guaranty, Inc.	-	18,636	-	-	8,297
Trifast PLC	11,971	-	-	-	11,435
Uni-Select, Inc.	25,448	7,968	-	105	37,511
Universal Security Instruments, Inc.	6,468	-	-	-	5,112
Unum Group	451,988	-	51,007	1,238	-
Up, Inc.	4,406	519	-	-	4,754
USEC, Inc.	142,715	1,357	-	-	75,680
USG Corp.	217,388	-	204,249	-	-
Utah Medical Products, Inc.	14,317	-	-	104	14,890
W Holding Co., Inc.	22,990	-	-	445	21,845
W&T Offshore, Inc.	159,256	-	-	204	182,376
Washington Savings Bank Fsb	3,512	-	115	18	2,889
Westwood One, Inc.	26,583	-	-	-	10,815
Winland Electronics, Inc.	1,143	-	-	-	997
Wireless Telecom Group, Inc.	4,655	-	-	-	3,727
Wolverine Tube, Inc.	2,297	4,310	-	-	5,787
Xyratex Ltd.	53,521	-	-	-	41,122
Young Innovations, Inc.	25,892	-	313	34	21,259
Total	$ 15,746,337	$ 546,776	$ 1,269,080	$ 40,063	$ 14,237,761
Income Tax Information

At October 31, 2007, the aggregate cost of investment securities for income tax purposes was $24,383,290,000. Net unrealized appreciation aggregated $14,876,958,000, of which $16,965,578,000 related to appreciated investment securities and $2,088,620,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE) NASDAQ stock market, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Value Discovery Fund

October 31, 2007

FVD-QTLY-1207

1.809083.103

Investments October 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 8.1%
Automobiles - 0.2%
Winnebago Industries, Inc. (d)	125,806	$ 3,243,279
Diversified Consumer Services - 0.7%
Service Corp. International	500,300	7,239,341
Stewart Enterprises, Inc. Class A	310,400	2,815,328
		10,054,669
Hotels, Restaurants & Leisure - 2.2%
Accor SA	44,500	4,246,744
Aristocrat Leisure Ltd. (d)	335,377	3,280,477
IHOP Corp. (d)	103,600	6,560,988
McCormick & Schmick's Seafood Restaurants (a)	15,600	264,888
McDonald's Corp.	170,933	10,204,700
WMS Industries, Inc. (a)(d)	131,947	4,574,602
		29,132,399
Household Durables - 1.3%
Bassett Furniture Industries, Inc.	111,261	1,180,479
Beazer Homes USA, Inc. (d)	120,600	1,354,338
Black & Decker Corp.	56,000	5,034,960
La-Z-Boy, Inc.	163,600	1,290,804
Newell Rubbermaid, Inc.	97,500	2,843,100
The Stanley Works	58,100	3,343,655
Whirlpool Corp.	32,600	2,581,268
		17,628,604
Internet & Catalog Retail - 0.1%
B2W Companhia Global Do Varejo	20,500	1,106,699
Leisure Equipment & Products - 0.7%
Brunswick Corp.	95,200	2,123,912
Eastman Kodak Co. (d)	148,000	4,241,680
MarineMax, Inc. (a)	34,189	486,851
Polaris Industries, Inc. (d)	54,800	2,695,064
		9,547,507
Media - 1.1%
Dolan Media Co.	27,200	734,400
E.W. Scripps Co. Class A	95,200	4,284,952
News Corp.:
Class A	119,152	2,582,024
Class B	12,500	286,625
R.H. Donnelley Corp. (a)	65,900	3,614,615
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Spanish Broadcasting System, Inc. Class A (a)	256,000	$ 665,600
Viacom, Inc. Class B (non-vtg.) (a)	57,500	2,374,175
		14,542,391
Multiline Retail - 0.3%
Retail Ventures, Inc. (a)	54,733	474,535
Sears Holdings Corp. (a)(d)	21,500	2,897,985
Tuesday Morning Corp.	137,782	1,049,899
		4,422,419
Specialty Retail - 1.1%
AutoZone, Inc. (a)	8,900	1,107,249
Collective Brands, Inc. (a)	114,400	2,115,256
Foot Locker, Inc.	341,000	5,077,490
Shoe Carnival, Inc. (a)	63,400	1,013,132
The Children's Place Retail Stores, Inc. (a)(d)	224,800	5,754,880
		15,068,007
Textiles, Apparel & Luxury Goods - 0.4%
G-III Apparel Group Ltd. (a)	114,800	1,867,796
Lululemon Athletica, Inc.	2,900	154,338
VF Corp.	30,300	2,640,039
		4,662,173
TOTAL CONSUMER DISCRETIONARY		109,408,147
CONSUMER STAPLES - 5.9%
Beverages - 0.3%
Cott Corp. (a)	250,700	1,776,301
Remy Cointreau SA	33,562	2,579,536
		4,355,837
Food & Staples Retailing - 1.0%
Kroger Co.	110,100	3,235,839
Rite Aid Corp. (a)(d)	1,131,900	4,425,729
SUPERVALU, Inc.	62,700	2,429,625
The Pantry, Inc. (a)	40,400	1,132,008
Winn-Dixie Stores, Inc. (a)	85,034	2,010,204
		13,233,405
Food Products - 1.8%
BioMar Holding AS	65,200	2,712,099
Bunge Ltd.	41,200	4,745,828
Cermaq ASA	189,600	2,905,916
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Chiquita Brands International, Inc. (a)	341,800	$ 6,408,750
Corn Products International, Inc.	41,900	1,782,426
Marine Harvest ASA (a)	2,997,000	3,038,047
Tyson Foods, Inc. Class A	209,400	3,308,520
		24,901,586
Household Products - 1.1%
Procter & Gamble Co.	219,300	15,245,736
Personal Products - 0.7%
Avon Products, Inc.	190,500	7,806,690
Prestige Brands Holdings, Inc. (a)	76,399	799,134
Shiseido Co. Ltd.	30,000	722,390
		9,328,214
Tobacco - 1.0%
Altria Group, Inc.	123,100	8,977,683
Japan Tobacco, Inc.	656	3,824,421
		12,802,104
TOTAL CONSUMER STAPLES		79,866,882
ENERGY - 15.2%
Energy Equipment & Services - 4.0%
Compagnie Generale de Geophysique SA sponsored ADR (a)(d)	110,228	7,235,366
Expro International Group PLC	134,900	3,430,073
FMC Technologies, Inc. (a)	120,000	7,275,600
GlobalSantaFe Corp.	85,500	6,928,065
National Oilwell Varco, Inc. (a)	180,570	13,224,947
Oceaneering International, Inc. (a)	119,920	9,266,218
Transocean, Inc. (a)	57,600	6,875,712
		54,235,981
Oil, Gas & Consumable Fuels - 11.2%
BP PLC sponsored ADR	16,600	1,294,634
Cabot Oil & Gas Corp.	178,000	7,064,820
Canadian Natural Resources Ltd.	168,900	14,052,938
CONSOL Energy, Inc.	207,800	11,740,700
Exxon Mobil Corp.	402,800	37,053,572
Noble Energy, Inc.	87,300	6,681,942
Peabody Energy Corp.	186,900	10,419,675
Plains Exploration & Production Co. (a)	283,800	14,459,610
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Quicksilver Resources, Inc. (a)	124,000	$ 7,068,000
Range Resources Corp.	176,000	7,907,680
Southwestern Energy Co. (a)	133,900	6,926,647
Valero Energy Corp.	282,516	19,897,602
Williams Companies, Inc.	190,000	6,933,100
		151,500,920
TOTAL ENERGY		205,736,901
FINANCIALS - 21.5%
Capital Markets - 2.1%
Ares Capital Corp.	220,111	3,662,647
Bank New York Mellon Corp.	91,887	4,488,680
Bear Stearns Companies, Inc.	79,575	9,039,720
Franklin Resources, Inc.	23,300	3,021,544
Janus Capital Group, Inc.	129,500	4,469,045
Lehman Brothers Holdings, Inc.	61,100	3,870,074
		28,551,710
Commercial Banks - 1.9%
PNC Financial Services Group, Inc.	65,600	4,733,696
UCBH Holdings, Inc. (d)	176,892	3,019,546
Wachovia Corp.	119,953	5,485,451
Wells Fargo & Co.	381,000	12,957,810
		26,196,503
Consumer Finance - 0.1%
Advance America Cash Advance Centers, Inc.	136,500	1,304,940
Discover Financial Services	32,050	618,565
		1,923,505
Diversified Financial Services - 5.7%
Bank of America Corp.	527,900	25,487,012
Citigroup, Inc.	475,800	19,936,020
JPMorgan Chase & Co.	673,000	31,631,000
		77,054,032
Insurance - 8.1%
AFLAC, Inc.	98,100	6,158,718
AMBAC Financial Group, Inc.	33,400	1,230,122
American Equity Investment Life Holding Co.	8,494	82,986
American International Group, Inc.	235,500	14,864,760
Aspen Insurance Holdings Ltd.	515,466	14,103,150
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Axis Capital Holdings Ltd.	151,305	$ 6,012,861
Endurance Specialty Holdings Ltd.	345,212	13,535,763
Everest Re Group Ltd.	56,600	6,030,164
Hartford Financial Services Group, Inc.	50,500	4,900,015
MBIA, Inc.	29,200	1,256,768
MetLife, Inc.	65,600	4,516,560
National Financial Partners Corp.	80,400	4,395,468
Platinum Underwriters Holdings Ltd.	395,034	14,221,224
Principal Financial Group, Inc.	73,400	4,966,978
Prudential Financial, Inc.	63,500	6,141,720
RenaissanceRe Holdings Ltd.	65,600	3,827,104
Universal American Financial Corp. (a)	141,800	3,440,068
		109,684,429
Real Estate Investment Trusts - 1.0%
Annaly Capital Management, Inc.	437,900	7,483,711
Home Properties, Inc.	110,000	5,656,200
		13,139,911
Real Estate Management & Development - 0.2%
CB Richard Ellis Group, Inc. Class A (a)	82,100	2,001,598
Thrifts & Mortgage Finance - 2.4%
Downey Financial Corp. (d)	33,800	1,376,674
Fannie Mae	171,800	9,799,472
FirstFed Financial Corp. (a)(d)	36,300	1,552,914
Freddie Mac	179,500	9,375,285
Hudson City Bancorp, Inc.	316,300	4,953,258
New York Community Bancorp, Inc. (d)	300,000	5,583,000
		32,640,603
TOTAL FINANCIALS		291,192,291
HEALTH CARE - 4.8%
Biotechnology - 0.2%
Amgen, Inc. (a)	33,900	1,969,929
Health Care Equipment & Supplies - 1.7%
American Medical Systems Holdings, Inc. (a)	101,707	1,300,833
Becton, Dickinson & Co.	97,900	8,170,734
C.R. Bard, Inc.	96,200	8,043,282
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Covidien Ltd.	52,775	$ 2,195,440
Varian Medical Systems, Inc. (a)	78,926	3,849,221
		23,559,510
Health Care Providers & Services - 0.7%
Amedisys, Inc. (a)	102,193	4,338,093
DaVita, Inc. (a)	72,400	4,719,756
		9,057,849
Health Care Technology - 0.3%
Cerner Corp. (a)	66,300	3,948,828
Pharmaceuticals - 1.9%
Merck & Co., Inc.	306,500	17,856,690
MGI Pharma, Inc. (a)	153,300	4,994,514
Wyeth	60,200	2,927,526
		25,778,730
TOTAL HEALTH CARE		64,314,846
INDUSTRIALS - 12.1%
Aerospace & Defense - 2.5%
General Dynamics Corp.	77,800	7,076,688
Honeywell International, Inc.	145,000	8,759,450
Lockheed Martin Corp.	38,500	4,236,540
Precision Castparts Corp.	32,924	4,932,344
United Technologies Corp.	115,900	8,876,781
		33,881,803
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	51,800	3,890,180
Airlines - 0.3%
Delta Air Lines, Inc. (a)	59,100	1,229,280
UAL Corp. (a)	26,700	1,278,930
US Airways Group, Inc. (a)	79,600	2,201,736
		4,709,946
Commercial Services & Supplies - 1.0%
Cenveo, Inc. (a)	185,425	4,186,897
Diamond Management & Technology Consultants, Inc.	40,707	434,751
Dun & Bradstreet Corp.	24,600	2,382,510
Equifax, Inc.	29,500	1,135,750
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
The Brink's Co.	19,400	$ 1,215,410
Waste Management, Inc.	126,000	4,585,140
		13,940,458
Construction & Engineering - 2.3%
Fluor Corp.	98,085	15,497,430
Shaw Group, Inc. (a)	220,168	16,424,533
		31,921,963
Electrical Equipment - 0.2%
Cooper Industries Ltd. Class A	42,000	2,200,380
Industrial Conglomerates - 1.4%
General Electric Co.	460,200	18,941,832
Machinery - 2.7%
Cummins, Inc.	9,800	1,175,608
Eaton Corp.	25,000	2,314,500
Flowserve Corp.	78,930	6,232,313
Illinois Tool Works, Inc.	65,800	3,767,708
Oshkosh Truck Co.	56,000	3,035,200
Pentair, Inc.	149,451	5,289,071
SPX Corp.	143,220	14,508,186
		36,322,586
Road & Rail - 1.1%
Knight Transportation, Inc. (d)	144,600	2,309,262
Landstar System, Inc.	54,400	2,289,696
P.A.M. Transportation Services, Inc. (a)	68,337	1,138,494
Ryder System, Inc.	56,400	2,698,740
Union Pacific Corp.	49,700	6,363,588
		14,799,780
Trading Companies & Distributors - 0.3%
Rush Enterprises, Inc. Class A (a)	208,974	3,542,109
TOTAL INDUSTRIALS		164,151,037
INFORMATION TECHNOLOGY - 18.7%
Communications Equipment - 2.0%
Alcatel-Lucent SA sponsored ADR	170,700	1,654,083
Avocent Corp. (a)	173,400	4,687,002
Comverse Technology, Inc. (a)	120,100	2,308,322
F5 Networks, Inc. (a)	38,700	1,394,361
Juniper Networks, Inc. (a)	141,700	5,101,200
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Motorola, Inc.	238,600	$ 4,483,294
Nokia Corp. sponsored ADR	204,900	8,138,628
		27,766,890
Computers & Peripherals - 3.6%
Dell, Inc. (a)	146,900	4,495,140
Diebold, Inc.	120,400	5,037,536
Hewlett-Packard Co.	149,000	7,700,320
Intermec, Inc. (a)	207,900	5,284,818
International Business Machines Corp.	100,400	11,658,448
NCR Corp. (a)	111,100	3,065,249
Network Appliance, Inc. (a)	88,700	2,793,163
SanDisk Corp. (a)	60,100	2,668,440
Sun Microsystems, Inc. (a)	196,500	1,122,015
Western Digital Corp. (a)	188,400	4,883,328
		48,708,457
Electronic Equipment & Instruments - 3.2%
Agilent Technologies, Inc. (a)	99,400	3,662,890
Amphenol Corp. Class A	388,214	17,186,234
Arrow Electronics, Inc. (a)	138,931	5,554,461
Avnet, Inc. (a)	137,899	5,753,146
Flextronics International Ltd. (a)	370,100	4,555,931
Ingram Micro, Inc. Class A (a)	119,600	2,540,304
Mellanox Technologies Ltd.	73,300	1,730,613
Tyco Electronics Ltd.	52,775	1,882,484
		42,866,063
Internet Software & Services - 1.0%
Google, Inc. Class A (sub. vtg.) (a)	10,500	7,423,500
VeriSign, Inc. (a)	169,800	5,788,482
		13,211,982
Semiconductors & Semiconductor Equipment - 6.9%
Advanced Micro Devices, Inc. (a)	247,694	3,239,838
Analog Devices, Inc.	66,900	2,238,474
Applied Materials, Inc.	260,700	5,062,794
Broadcom Corp. Class A (a)	156,500	5,094,075
Cirrus Logic, Inc. (a)	225,100	1,384,365
Cypress Semiconductor Corp. (a)	108,900	3,980,295
Diodes, Inc. (a)	145,987	4,826,330
Fairchild Semiconductor International, Inc. (a)	175,600	3,204,700
Hittite Microwave Corp. (a)	153,941	7,735,535
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Infineon Technologies AG sponsored ADR (a)	169,800	$ 2,492,664
Integrated Device Technology, Inc. (a)	355,900	4,779,737
Intel Corp.	209,600	5,638,240
Intersil Corp. Class A	104,300	3,164,462
Lam Research Corp. (a)	65,800	3,303,160
Linear Technology Corp.	71,800	2,370,836
Marvell Technology Group Ltd. (a)	136,263	2,456,822
Maxim Integrated Products, Inc.	116,700	3,162,570
Microchip Technology, Inc.	62,900	2,086,393
MIPS Technologies, Inc. (a)	94,139	743,698
National Semiconductor Corp.	138,800	3,489,432
Nec Electronics Corp. (a)	94,900	2,600,575
ON Semiconductor Corp. (a)	854,487	8,715,767
PMC-Sierra, Inc. (a)	209,400	1,886,694
RF Micro Devices, Inc. (a)(d)	299,400	1,862,268
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	132,500	1,411,125
Tower Semicondutor Ltd. (a)	863,700	1,468,290
Volterra Semiconductor Corp. (a)(d)	425,337	5,227,392
		93,626,531
Software - 2.0%
Electronic Arts, Inc. (a)	78,406	4,792,175
Microsoft Corp.	179,200	6,596,352
Nintendo Co. Ltd.	10,800	6,782,400
Symantec Corp. (a)	172,100	3,232,038
Ubisoft Entertainment SA (a)	70,696	5,806,437
		27,209,402
TOTAL INFORMATION TECHNOLOGY		253,389,325
MATERIALS - 3.4%
Chemicals - 1.7%
Agrium, Inc.	86,600	5,503,071
Arkema (a)	36,700	2,496,908
Celanese Corp. Class A	143,540	6,022,938
Monsanto Co.	77,500	7,566,325
Tronox, Inc. Class A	120,400	1,024,604
		22,613,846
Metals & Mining - 1.6%
Alcoa, Inc.	131,700	5,214,003
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Goldcorp, Inc.	92,800	$ 3,265,986
Titanium Metals Corp. (a)(d)	365,600	12,869,120
		21,349,109
Paper & Forest Products - 0.1%
Neenah Paper, Inc.	64,299	2,186,166
TOTAL MATERIALS		46,149,121
TELECOMMUNICATION SERVICES - 4.9%
Diversified Telecommunication Services - 4.2%
AT&T, Inc.	846,305	35,367,086
Qwest Communications International, Inc. (a)	422,000	3,029,960
Verizon Communications, Inc.	388,400	17,893,588
		56,290,634
Wireless Telecommunication Services - 0.7%
American Tower Corp. Class A (a)	30,900	1,365,162
Crown Castle International Corp. (a)	33,100	1,359,417
NII Holdings, Inc. (a)	15,000	870,000
SBA Communications Corp. Class A (a)	37,500	1,335,000
Sprint Nextel Corp.	279,300	4,776,030
		9,705,609
TOTAL TELECOMMUNICATION SERVICES		65,996,243
UTILITIES - 4.2%
Electric Utilities - 1.4%
Entergy Corp.	54,000	6,472,980
PPL Corp.	240,189	12,417,771
		18,890,751
Independent Power Producers & Energy Traders - 1.5%
AES Corp. (a)	488,833	10,465,915
Constellation Energy Group, Inc.	103,780	9,827,966
		20,293,881
Multi-Utilities - 1.3%
CMS Energy Corp.	407,667	6,918,109
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
Public Service Enterprise Group, Inc.	33,500	$ 3,202,600
Wisconsin Energy Corp.	146,100	6,995,268
		17,115,977
TOTAL UTILITIES		56,300,609
TOTAL COMMON STOCKS (Cost $1,142,353,378)		1,336,505,402
Money Market Funds - 5.5%

Fidelity Cash Central Fund, 4.97% (b)	16,539,877	16,539,877
Fidelity Securities Lending Cash Central Fund, 5.02% (b)(c)	57,139,645	57,139,645
TOTAL MONEY MARKET FUNDS (Cost $73,679,522)		73,679,522
TOTAL INVESTMENT PORTFOLIO - 104.3% (Cost $1,216,032,900)		1,410,184,924
NET OTHER ASSETS - (4.3)%		(57,998,843)
NET ASSETS - 100%		$ 1,352,186,081
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 229,463
Fidelity Securities Lending Cash Central Fund	68,666
Total	$ 298,129
Income Tax Information

At October 31, 2007, the aggregate cost of investment securities for income tax purposes was $1,219,531,216. Net unrealized appreciation aggregated $190,653,708, of which $230,130,480 related to appreciated investment securities and $39,476,772 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:
December 31, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:
December 31, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:
December 31, 2007